Advanced Series Trust
655 Broad Street
17th Floor
Newark, New Jersey 07102
October 21, 2019
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	497(j) Filing for Advanced Series Trust
Registration numbers 33-24962 and 811-05186
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 16, 2019 and became effective on October 16, 2019.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-367-7659.
Very truly yours,
/s/ Melissa Gonzalez
Melissa Gonzalez
Assistant Secretary